Schedule of maturity of noncurrent installments (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Gross debt	R$ 3,153,908
Transaction cost	(55,234)
Net debt	3,098,674
Gross debt	6,073,035
Transaction cost	(69,903)
Net debt	6,003,132
2023	38,090
2024	29,388
2025	12,293
2026	11,235
2027	6,871
After 2027	124,164
Undiscounted amounts	222,041
Embedded interest	(56,547)
Lease liabilities balance	165,494
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Gross debt	565,417
Transaction cost	(3,852)
Net debt	561,565
Gross debt	1,183,452
Transaction cost	(16,356)
Net debt	1,167,096
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Gross debt	391,018
Transaction cost	(3,554)
Net debt	387,464
Gross debt	514,671
Transaction cost	(11,296)
Net debt	503,375
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross debt	239,612
Transaction cost	(3,550)
Net debt	236,062
Gross debt	1,617,055
Transaction cost	(9,610)
Net debt	1,607,445
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Gross debt	240,120
Transaction cost	(3,553)
Net debt	236,567
Gross debt	1,324,561
Transaction cost	(7,473)
Net debt	1,317,088
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	240,037
Transaction cost	(3,552)
Net debt	236,485
Gross debt	253,651
Transaction cost	(6,328)
Net debt	247,323
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	1,477,704
Transaction cost	(37,173)
Net debt	1,440,531
Gross debt	1,179,645
Transaction cost	(18,840)
Net debt	R$ 1,160,805